Benefit Plans - Accumulated Benefit Obligation (Details) - Defined Benefit Pension Plans - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
U.S.
Defined Benefit Plan, Funded (Unfunded) Status of Plan
Projected benefit obligation	$ 91,937	$ 82,726
Accumulated benefit obligation	91,937	82,326
Fair value of plan assets	80,395	69,450
Foreign
Defined Benefit Plan, Funded (Unfunded) Status of Plan
Projected benefit obligation	0	19,673
Accumulated benefit obligation	0	19,335
Fair value of plan assets	$ 0	$ 18,365